Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Cash Flow From Discontinued Operations (Detail) - USD ($) $ in Millions		6 Months Ended
	May 31, 2020	Jun. 30, 2020
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities		$ 84
Cash flow from investing activities		(13)
Cash flow from financing activities		$ (6)
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	$ 84
Cash flow from investing activities	10,838
Cash flow from investing activities, other	(13)
Cash flow from financing activities	(6)
Net increase in cash and cash equivalents	$ 10,903